Future operations and going concern (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating income/(loss)	$ (279)	$ (383)
Working capital	$ 6,700